OAK ASSOCIATES FUNDS

White Oak Select Growth Fund (WOGSX)

Rock Oak Core Growth Fund (RCKSX)

Pin Oak Aggressive Stock Fund (POGSX)

River Oak Discovery Fund (RIVSX)

Red Oak Technology Select Fund (ROGSX)

Black Oak Emerging Technology Fund (BOGSX)

Live Oak Health Sciences Fund (LOGSX)

SUPPLEMENT DATED MAY 5, 2010

TO THE PROSPECTUS DATED MARCH 1, 2010

This supplement provides new and additional information that replaces information contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective May 17, 2010, the information below replaces in its entirety the disclosure under the heading “HOW TO PURCHASE FUND SHARES” on page 37 of the Prospectus:

You may purchase shares directly by:

•

Mail

•

Telephone

•

Wire

•

Electronic Transfer (Automated Clearing House (ACH))

•

Using our website at www.oakfunds.com

To purchase shares directly from the Funds through their transfer agent, complete and send in an application or visit the Funds’ website at www.oakfunds.com. If you need an application or have questions, please call 1-888-462-5386. Unless you arrange to pay by wire or through Electronic Transfer (ACH), write your check, payable in U.S. Dollars, to “Oak Associates Funds” and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks, travelers checks, foreign checks, money orders, cashier checks or cash.

Effective May 17, 2010, the information below replaces in its entirety the disclosure under the heading “MINIMUM PURCHASES” on page 40 of the Prospectus:

To purchase shares for the first time, you must invest at least $2,000 in any Fund ($1,000 with a monthly Systematic Investment Plan). Your subsequent investments in any Fund must be made in amounts of at least $25 per Fund. Subsequent purchases can be made by mail or if you have an established bank of record you can make your purchase by telephone at 1-888-462-5386 or via the Funds’ website at www.oakfunds.com.

Effective May 17, 2010, the information below replaces in its entirety the disclosure under the heading “SYSTEMATIC INVESTMENT PLAN” on page 40 of the Prospectus:

If you have a checking or savings account with a bank, you may purchase shares of any Fund automatically through regular electronic deductions from your bank account via Electronic Transfer (ACH). These purchases can be made monthly and quarterly in amounts of at least $25 per Fund.

Effective May 17, 2010, the information below replaces in its entirety the disclosure under the heading “HOW TO SELL YOUR FUND SHARES” on page 40 of the Prospectus:

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds by mail, telephone at 1-888-462-5386 or via the Funds’ website at www.oakfunds.com. For redemptions requested online there is a maximum redemption amount of $100,000.

The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the Funds may require a shareholder to furnish additional legal documents to insure proper authorization.

The sale price of each share will be the NAV next determined after the Funds' transfer agent receives your request in proper form.

Effective May 17, 2010, the information below replaces in its entirety the disclosure under the heading “SYSTEMATIC WITHDRAWAL PLAN” on page 40 of the Prospectus:

If you have at least $25,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly or annual automatic withdrawals of at least $25 per Fund if withdrawn directly by mail or telephone at 1-888-462-5386, up to a maximum of $100,000 per Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your bank account via Electronic Transfer (ACH) once you have established banking instructions with the Funds.

Effective May 17, 2010, the information below replaces in its entirety the disclosure under the heading “RECEIVING YOUR MONEY” on pages 40-41 of the Prospectus:

Normally, the Funds will send your sale proceeds within seven days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $14 fee), sent to you by check or sent via Electronic Transfer (ACH) to your bank account once you have established banking instructions with the Funds.  If you are selling shares that were recently purchased by check or through Electronic Transfer (ACH), redemption proceeds may not be available until your check has cleared or the Electronic Transfer (ACH) transaction has been completed (which may take up to 5 days from your date of purchase).

Effective May 17, 2010, the information below replaces the third paragraph under the heading “HOW TO EXCHANGE YOUR SHARES” on pages 41-42 of the Prospectus:

If you recently purchased shares by check or through Electronic Transfer (ACH), you may not be able to exchange your shares until your check has cleared or the Electronic Transfer (ACH) transaction has been completed (which may take up to 5 days from your date of purchase).  This exchange privilege may be changed or canceled at any time upon 60 days’ written notice.

Effective May 17, 2010, the information below replaces in its entirety the disclosure under the heading “HOUSEHOLDING” on page 46 of the Prospectus:

In order to reduce expenses, the Funds deliver one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-888-462-5386 to change the status of your existing account.

Effective May 17, 2010, the information below replaces in its entirety the disclosure under the heading “DISTRIBUTOR” on page 52 of the Prospectus:

ALPS Distributors, Inc.

Effective May 17, 2010, the information below replaces in its entirety the disclosure under the heading “TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:” on page 52 of the Prospectus:

BY TELEPHONE:  Call 1-888-462-5386

BY MAIL:

Oak Associates Funds

P.O. Box 8233

Denver, Colorado 80201

OVERNIGHT DELIVERY ONLY:

Oak Associates Funds

ALPS Fund Services, Inc.

Transfer Agency

1290 Broadway, Suite 1100

Denver, Colorado 80203

BY INTERNET: www.oakfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about Oak Associates Funds, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Oak Associates Funds’ Investment Company Act registration number is 811-08549.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

OAK ASSOCIATES FUNDS

White Oak Select Growth Fund (WOGSX)

Rock Oak Core Growth Fund (RCKSX)

Pin Oak Aggressive Stock Fund (POGSX)

River Oak Discovery Fund (RIVSX)

Red Oak Technology Select Fund (ROGSX)

Black Oak Emerging Technology Fund (BOGSX)

Live Oak Health Sciences Fund (LOGSX)

SUPPLEMENT DATED MAY 5, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MARCH 1, 2010

This supplement provides new and additional information that replaces information contained in the SAI and should be read in conjunction with the SAI.

Effective May 17, 2010, the information below replaces in its entirety the second paragraph on page i of the SAI:

This SAI is incorporated by reference into the Trust’s prospectus. The financial statements with respect to each Fund for the fiscal year ended October 31, 2009, including notes thereto and the report of KPMG LLP, the Trust’s former independent registered public accounting firm, are herein incorporated by reference. A copy of the Oak Associates Funds 2009 Annual Report to Shareholders must accompany the delivery of this SAI. A prospectus may be obtained by writing to the Trust at P.O. Box 8233, Denver, Colorado 80201 or calling toll-free 1-888-462-5386.

Effective May 17, 2010, the information below replaces in its entirety the disclosure under the heading “THE ADMINISTRATOR” on page 22 of the SAI:

GENERAL.  ALPS Fund Services, Inc. (the “Administrator”) serves as administrator to the Trust.  The Administrator has its principal place of business at 1290 Broadway, suite 1100, Denver, Colorado 80203.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated May 17, 2010 (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting, fund accounting services, including calculating the Funds’ daily net asset value, and all necessary office space, equipment, personnel and facilities.  The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 60 days’ prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR.  For its administrative services, the Administrator is entitled to a fee under the Administration Agreement, as follows:

Greater of $400,000 annual minimum or the following basis point fee schedule:

Annual Net Assets	Basis Points
Between $0 - $1B	8.0
$1B-$3B	4.0
Above $3B	2.0

The Trust paid its previous administrator, SEI Investments Global Funds Services, for its services as administrator and shareholder servicing agent for each Fund, the following amounts for each of the last three fiscal years:

Fund	Fees Paid			Fees Waived
	2007	2008	2009	2007	2008	2009
White Oak Fund	$416,675	$414,852	$425,094	$0	$0	$0
Rock Oak Fund	$7,623	$8,838	$7,398	$0	$0	$0
Pin Oak Fund	$76,977	$73,985	$81,824	$0	$0	$0
River Oak Fund	$6,033	$8,031	$7,819	$0	$0	$0
Red Oak Fund	$104,149	$97,347	$80,500	$0	$0	$0
Black Oak Fund	$33,556	$39,049	$38,994	$0	$0	$0
Live Oak Fund	$19,987	$23,203	$23,080	$0	$0	$0

Effective May 17, 2010, the information below replaces in its entirety the disclosure under the heading “TRANSFER AGENT” on page 23 of the SAI:

ALPS Fund Services, Inc. (the “Transfer Agent”) serves as transfer agent, dividend paying agent and shareholder service agent for the Trust under a transfer agency services agreement with the Trust.  The Transfer Agent has its principal business offices at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Effective May 17, 2010, the information below replaces in its entirety the first paragraph under the heading “THE DISTRIBUTOR” on page 22 of the SAI:

The Trust and ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Administrator, are parties to a distribution agreement dated May 17, 2010 (the “Distribution Agreement”) whereby the Distributor acts as principal underwriter for the

Trust’s shares.  The Distributor agreed to use its best efforts in distributing Fund shares but is not obligated to sell any particular number of shares. The Distributor does not receive compensation under the Distribution Agreement for distribution of Fund shares. The Distributor has its principal business offices at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Effective May 17, 2010, the information below replaces in its entirety the disclosure under the heading “TRUST OFFICERS” on pages 26-27 of the SAI:

TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203. None of the officers receive compensation from the Trust for their services.

LESLIE MANNA (DOB 03/03/62) - President (since 2007) - 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333. Vice President and Assistant Secretary from June 2007 to December 2007. Mutual Fund Coordinator at the Adviser since 1995.

PATRICK BUCHANAN (DOB 02/10/72) - Treasurer and Principal Financial Officer (since 2010) – Senior Fund Controller (since 2007) and Vice President (since 2009) at ALPS Fund Services, Inc. Director of Accounting at Madison Capital Management, LLC (investment management company) from 2005 to 2007.  Manager of Fund Accounting at Janus Capital Group (mutual fund company) from 2003 to 2005.

SANDRA H. NOLL (DOB 02/29/64) - Chief Compliance Officer, Vice President and Secretary (since 2004) - 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333. Director of Client Services at the Adviser since 1998 and Compliance Officer of the Adviser since 1994.

JOELLEN L. LEGG (DOB 10/09/61) - Vice President and Assistant Secretary (since 2010) – Associate Counsel (since 2007) and Vice President (since 2009) for ALPS Fund Services, Inc. Senior Counsel – Law (Corporate & Securities) at Adelphia Communications Corporation (cable communication company) from 2005 to 2007. Associate at Patton Boggs LLP (law firm) from 2004 to 2005.  Associate at Fried, Frank, Harris, Shriver & Jacobson (law firm) from 1998 to 2004.

_______________

*  These officers of the Trust also serve as officers to one or more mutual funds for which ALPS Fund Services, Inc. or its affiliates act as investment manager, administrator or distributor.

 Effective May 17, 2010, the information below replaces in its entirety the disclosure under the heading “PROXY VOTING” on page 40 of the SAI:

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds’ proxy voting record.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. The Funds’ proxy voting records for the most recent 12 month period ended June 30th are available upon request by calling 1-888-462-5386 or by writing to the Funds at Oak Associates Funds, P.O. 8233, Denver, Colorado 80201. The Funds’ Form N-PX are also available on the SEC’s website at www.sec.gov.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.